Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)	Royalties	Total Payments
Total	$ 647,962	$ 647,962
Ohio
Total	154,267	154,267
Oklahoma
Total	$ 493,695	$ 493,695